Inventories - Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Valuation Reserve [Roll Forward]
Balance at beginning of year	$ (33,645)	$ (39,885)	$ (26,911)
Provisions, net	(33,554)	(28,970)	(14,199)
Amounts written off	23,535	23,375	817
Foreign currency translation	(2,041)	(130)	408
Other	2,938	11,965	0
Balance at end of year	$ (42,767)	$ (33,645)	$ (39,885)